Earnings Per Common Share (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Common Share [Abstract]
Weighted average number of shares	6,829,785	6,809,594	6,826,390	6,024,660	6,223,057	3,880,060	3,862,364
Dilutive average number of shares	79,362	24,990	59,757	32,293